Other non-current assets - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 16, 2014	Jun. 30, 2015
Zim Integrated Services [Member]
Equity securities received, percentage	1.20%
Aggregate principal amount of unsecured interest	$ 8,229
Equity securities received, Maturity date	Dec. 31, 2023
Fair value of equity securities	$ 7,802
Difference between aggregate fair value of debt and equity securities	$ 2,888
Series 1 Notes [Member]
Equity securities received, percentage	3.00%
Aggregate principal amount of unsecured interest	$ 1,452
Equity securities received, Maturity date	Dec. 31, 2023
Fair value of equity securities	$ 676
Fair value unwinding		$ 484
Series 2 Notes [Member]
Equity securities received, percentage	5.00%
Aggregate principal amount of unsecured interest	$ 6,777
Equity securities received, Maturity date	Dec. 31, 2023
Fair value of equity securities	$ 3,567
Fair value unwinding		$ 484